Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Bio Vision Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Summary of Fair Value of Identifiable Assets Acquired
The fair value of identifiable net assets acquired was as follows:

	Provisional Fair Values £m	Adjustment £m	Final Fair Value £m
Non-current assets
Intangible assets	80.6	—	80.6
Property, plant and equipment	0.8	—	0.8
Right-of-use assets	1.9	—	1.9
Deferred tax asset	0.3	2.7	3.0
Current assets
Inventory	8.1	—	8.1
Trade and other receivables	3.3	—	3.3
Cash and cash equivalents	10.0	—	10.0
Current liabilities
Trade and other payables	(2.3)	(14.5)	(16.8)
Lease liabilities	(1.7)	—	(1.7)
Non-current liabilities
Deferred tax liabilities	(23.6)	—	(23.6)
Lease liabilities	(0.6)	—	(0.6)

Total identifiable assets acquired	76.8	(11.8)	65.0
Goodwill	177.0	(1.3)	175.7

Total consideration	253.8	(13.1)	240.7

Final Fair Value £m
Consideration
Total consideration	240.7
Adjustment for settlement of pre-existing relationship	1.4

Consideration paid in cash	242.1

Final Fair Value £m
Net cash outflow on acquisition
Consideration paid in cash	242.1
Adjustment for settlement of pre-existing relationship	(1.4)
Acquired cash and cash equivalents	(10.0)

Net cash outflow on acquisition	230.7
Foreign exchange differences between acquisition and payment date	(2.0)

Consideration per cash flow	228.7